SCHEDULE OF COMPONENTS OF LOSS BEFORE INCOME TAXES (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
IncomeLossFromContinuingOperationsBeforeIncomeTaxesExtraordinaryItemsNoncontrollingInterestLineItems [Line Items]
Total		$ (34,266)	¥ (239,621)	¥ (147,143)	¥ (412,938)
CAYMAN ISLANDS
IncomeLossFromContinuingOperationsBeforeIncomeTaxesExtraordinaryItemsNoncontrollingInterestLineItems [Line Items]
Total	[1]		(23,846)	(13,599)	(69,414)
HONG KONG
IncomeLossFromContinuingOperationsBeforeIncomeTaxesExtraordinaryItemsNoncontrollingInterestLineItems [Line Items]
Total	[1]		6,429	35,238	3,397
JAPAN
IncomeLossFromContinuingOperationsBeforeIncomeTaxesExtraordinaryItemsNoncontrollingInterestLineItems [Line Items]
Total	[1]		(8,206)	(10,690)	(19,507)
CHINA
IncomeLossFromContinuingOperationsBeforeIncomeTaxesExtraordinaryItemsNoncontrollingInterestLineItems [Line Items]
Total			¥ (213,998)	¥ (158,092)	¥ (327,414)

[1]	Non-PRC entities not subject to income tax